BORROWINGS - Borrowings Maturity (Details) - USD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Disclosure of detailed information about borrowings [line items]
Borrowings	$ 23,776	$ 22,399
Business services
Disclosure of detailed information about borrowings [line items]
Borrowings		2,621
Infrastructure services
Disclosure of detailed information about borrowings [line items]
Borrowings		5,860
Industrials
Disclosure of detailed information about borrowings [line items]
Borrowings		13,918
Corporate and other
Disclosure of detailed information about borrowings [line items]
Borrowings	610	$ 0
Principal repayments
Disclosure of detailed information about borrowings [line items]
Borrowings	24,253
Principal repayments | Business services
Disclosure of detailed information about borrowings [line items]
Borrowings	3,430
Principal repayments | Infrastructure services
Disclosure of detailed information about borrowings [line items]
Borrowings	6,028
Principal repayments | Industrials
Disclosure of detailed information about borrowings [line items]
Borrowings	14,185
Principal repayments | Corporate and other
Disclosure of detailed information about borrowings [line items]
Borrowings	610
Principal repayments | 2021
Disclosure of detailed information about borrowings [line items]
Borrowings	1,753
Principal repayments | 2021 | Business services
Disclosure of detailed information about borrowings [line items]
Borrowings	669
Principal repayments | 2021 | Infrastructure services
Disclosure of detailed information about borrowings [line items]
Borrowings	621
Principal repayments | 2021 | Industrials
Disclosure of detailed information about borrowings [line items]
Borrowings	163
Principal repayments | 2021 | Corporate and other
Disclosure of detailed information about borrowings [line items]
Borrowings	300
Principal repayments | 2022
Disclosure of detailed information about borrowings [line items]
Borrowings	1,313
Principal repayments | 2022 | Business services
Disclosure of detailed information about borrowings [line items]
Borrowings	602
Principal repayments | 2022 | Infrastructure services
Disclosure of detailed information about borrowings [line items]
Borrowings	584
Principal repayments | 2022 | Industrials
Disclosure of detailed information about borrowings [line items]
Borrowings	127
Principal repayments | 2022 | Corporate and other
Disclosure of detailed information about borrowings [line items]
Borrowings	0
Principal repayments | 2023
Disclosure of detailed information about borrowings [line items]
Borrowings	2,061
Principal repayments | 2023 | Business services
Disclosure of detailed information about borrowings [line items]
Borrowings	383
Principal repayments | 2023 | Infrastructure services
Disclosure of detailed information about borrowings [line items]
Borrowings	989
Principal repayments | 2023 | Industrials
Disclosure of detailed information about borrowings [line items]
Borrowings	689
Principal repayments | 2023 | Corporate and other
Disclosure of detailed information about borrowings [line items]
Borrowings	0
Principal repayments | 2024
Disclosure of detailed information about borrowings [line items]
Borrowings	2,361
Principal repayments | 2024 | Business services
Disclosure of detailed information about borrowings [line items]
Borrowings	1,210
Principal repayments | 2024 | Infrastructure services
Disclosure of detailed information about borrowings [line items]
Borrowings	373
Principal repayments | 2024 | Industrials
Disclosure of detailed information about borrowings [line items]
Borrowings	468
Principal repayments | 2024 | Corporate and other
Disclosure of detailed information about borrowings [line items]
Borrowings	310
Principal repayments | 2025
Disclosure of detailed information about borrowings [line items]
Borrowings	4,747
Principal repayments | 2025 | Business services
Disclosure of detailed information about borrowings [line items]
Borrowings	76
Principal repayments | 2025 | Infrastructure services
Disclosure of detailed information about borrowings [line items]
Borrowings	3,003
Principal repayments | 2025 | Industrials
Disclosure of detailed information about borrowings [line items]
Borrowings	1,668
Principal repayments | 2025 | Corporate and other
Disclosure of detailed information about borrowings [line items]
Borrowings	0
Principal repayments | Thereafter
Disclosure of detailed information about borrowings [line items]
Borrowings	12,018
Principal repayments | Thereafter | Business services
Disclosure of detailed information about borrowings [line items]
Borrowings	490
Principal repayments | Thereafter | Infrastructure services
Disclosure of detailed information about borrowings [line items]
Borrowings	458
Principal repayments | Thereafter | Industrials
Disclosure of detailed information about borrowings [line items]
Borrowings	11,070
Principal repayments | Thereafter | Corporate and other
Disclosure of detailed information about borrowings [line items]
Borrowings	0
Deferred financing costs and other
Disclosure of detailed information about borrowings [line items]
Borrowings	(477)
Deferred financing costs and other | Business services
Disclosure of detailed information about borrowings [line items]
Borrowings	(41)
Deferred financing costs and other | Infrastructure services
Disclosure of detailed information about borrowings [line items]
Borrowings	(124)
Deferred financing costs and other | Industrials
Disclosure of detailed information about borrowings [line items]
Borrowings	(312)
Deferred financing costs and other | Corporate and other
Disclosure of detailed information about borrowings [line items]
Borrowings	$ 0